Income Taxes (Details 2) (USD $)	Mar. 31, 2014	Mar. 31, 2013
Reconciliation Of The Statutory Federal Income Tax Rate To The Company’s effective Tax Rate [Line Items]
Net operating loss carryforwards	$ 1,427,000	$ 214,000
Valuation allowance	(1,427,000)	(214,000)
Net deferred tax assets	$ 0	$ 0